ROCKCREEK GLOBAL EQUALITY ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)

COMMON STOCKS - 95.1%	Shares	Value
Australia - 8.4%
AMP Ltd.	348,074	$406,525
ANZ Group Holdings Ltd.	17,806	426,990
ASX Ltd.	9,681	357,570
Bank of Queensland Ltd.	82,927	372,218
CAR Group Ltd.	15,471	361,380
Challenger Ltd.	68,735	418,702
Coles Group Ltd.	24,892	359,125
Commonwealth Bank of Australia	3,551	398,792
HUB24 Ltd.	5,489	410,000
Lifestyle Communities Ltd. (a)	100,504	340,636
Metcash Ltd.	150,372	374,860
National Australia Bank Ltd.	13,470	384,442
Qantas Airways Ltd.	53,160	354,782
SmartGroup Corp. Ltd.	70,838	379,137
Transurban Group	41,877	396,754
Westpac Banking Corp.	15,237	386,221
Woolworths Group Ltd.	21,545	400,493
		6,528,627

Belgium - 0.5%
UCB SA	1,592	408,290

Bermuda - 0.5%
Hiscox Ltd.	21,684	391,686

Brazil - 1.0%
Banco do Brasil SA	92,785	378,732
Neoenergia SA	71,188	385,318
		764,050

Canada - 1.5%
Canadian Imperial Bank of Commerce	4,770	395,224
National Bank of Canada	3,563	398,077
Royal Bank of Canada	2,610	382,358
		1,175,659

Denmark - 0.4%
Novo Nordisk AS	6,405	312,344

Finland - 0.5%
Nordea Bank Abp	23,920	408,468

ROCKCREEK GLOBAL EQUALITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 95.1% (CONTINUED)	Shares	Value
France - 8.4%
AXA SA	8,209	$356,057
BNP Paribas SA	4,179	323,021
Bollore SE	70,705	393,634
Bureau Veritas SA	12,714	417,367
Cie de Saint-Gobain SA	3,552	344,158
Danone SA	4,529	400,295
Hermes International SCA	156	386,417
IPSOS SA	8,843	338,810
Kering SA	1,241	438,857
L'Oreal SA	908	379,550
Orange SA	23,631	376,840
Pernod Ricard SA	3,786	370,758
Publicis Groupe SA	4,123	412,504
Sanofi SA	4,098	413,782
Schneider Electric SE	1,429	405,359
Sodexo SA	6,292	348,407
Vivendi SE	111,790	402,283
		6,508,099

Germany - 4.7%
BASF SE	7,767	383,081
Bayer AG	12,011	373,107
Covestro AG (a)(b)	5,943	403,612
Deutsche Telekom AG	11,472	355,570
Henkel AG & Co. KGaA	5,082	379,289
LANXESS AG	14,628	348,009
Mercedes-Benz Group AG	6,268	406,105
Merck KGaA	3,015	394,264
Puma SE	15,292	324,675
TeamViewer SE (a)(b)	37,877	278,106
		3,645,818

Hong Kong - 0.5%
Swire Properties Ltd.	136,670	372,870

Indonesia - 0.7%
Unilever Indonesia Tbk PT	3,629,446	563,077

Ireland - 1.5%
Accenture PLC - Class A	1,617	404,412
Experian PLC	7,615	354,835
Trane Technologies PLC	952	427,115
		1,186,362

ROCKCREEK GLOBAL EQUALITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 95.1% (CONTINUED)	Shares	Value
Israel - 0.6%
Energix-Renewable Energies Ltd.	97,081	$447,202

Italy - 3.6%
ACEA SpA	16,749	405,805
Enel SpA	41,898	423,631
Hera SpA	88,762	397,990
Intesa Sanpaolo SpA	60,803	390,790
Italgas SpA	43,014	450,681
Moncler SpA	6,522	390,912
UniCredit SpA	5,066	373,890
		2,833,699

Japan - 0.9%
Astellas Pharma, Inc.	34,280	358,904
Takeda Pharmaceutical Co. Ltd.	12,860	346,555
		705,459

Malaysia - 0.6%
Nestle Malaysia Bhd	16,806	453,457

Mexico - 0.5%
Wal-Mart de Mexico SAB de CV	127,037	420,528

Netherlands - 1.9%
ABN AMRO Bank NV (b)	12,269	366,414
Euronext NV (b)	2,470	353,032
NN Group NV	5,645	386,367
Wolters Kluwer NV	2,895	354,546
		1,460,359

New Zealand - 1.0%
Auckland International Airport Ltd.	85,436	396,993
Xero Ltd. (a)	3,589	340,501
		737,494

Norway - 4.2%
Borregaard ASA	19,515	369,907
DNB Bank ASA	14,419	367,690
Orkla ASA	36,443	369,494
Protector Forsikring ASA	7,992	360,180
Storebrand ASA	25,673	398,176
Telenor ASA	23,646	351,565
TOMRA Systems ASA	25,318	309,937

ROCKCREEK GLOBAL EQUALITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 95.1% (CONTINUED)	Shares	Value
Norway - 4.2% (Continued)
Vend Marketplaces ASA - Class B	11,265	$388,132
Yara International ASA	10,280	374,695
		3,289,776

Portugal - 0.5%
EDP SA	82,429	409,499

Singapore - 0.5%
City Developments Ltd.	72,935	405,132

South Africa - 1.7%
Discovery Ltd.	34,405	432,188
MTN Group Ltd.	49,126	489,999
Vodacom Group Ltd.	50,452	407,516
		1,329,703

Spain - 3.6%
Aena SME SA (b)	14,111	383,040
Corp. ACCIONA Energias Renovables SA	14,495	398,643
Enagas SA	25,136	398,812
Endesa SA	12,374	443,431
Iberdrola SA	21,096	427,114
Redeia Corp. SA	20,195	363,364
Telefonica SA	74,756	378,015
		2,792,419

Sweden - 2.6%
Avanza Bank Holding AB	10,580	409,157
Castellum AB	34,564	392,382
Fastighets AB Balder (a)	54,112	396,545
Swedbank AB - Class A	13,132	399,479
Telia Co. AB	103,094	404,552
		2,002,115

Switzerland - 1.1%
Novartis AG	3,128	385,855
Temenos AG	4,774	449,963
		835,818

Taiwan - 0.9%
Oneness Biotech Co. Ltd. (a)	169,588	357,480
Taiwan Cooperative Financial Holding Co. Ltd.	482,930	373,104
		730,584

ROCKCREEK GLOBAL EQUALITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 95.1% (CONTINUED)	Shares	Value
Thailand - 0.5%
Thai Beverage PCL	1,069,553	$394,426

Turkey - 0.5%
Migros Ticaret AS	35,173	379,297

United Kingdom - 9.1%
Aberdeen Group PLC	152,140	405,728
AstraZeneca PLC	2,496	408,890
BT Group PLC	145,658	355,434
Diageo PLC	16,129	370,801
GSK PLC	19,111	447,014
Haleon PLC	86,318	401,534
HSBC Holdings PLC	27,830	388,781
Lloyds Banking Group PLC	350,211	409,832
MONY Group PLC	145,658	371,603
National Grid PLC	27,645	414,016
NatWest Group PLC	56,007	429,685
Pearson PLC	27,526	383,305
Sage Group PLC	26,159	395,026
Schroders PLC	75,869	378,144
Severn Trent PLC	11,330	413,929
Standard Chartered PLC	19,896	407,612
Unilever PLC	6,407	386,250
WPP PLC	79,948	301,954
		7,069,538

United States - 32.2%(c)
AbbVie, Inc.	1,743	380,044
Affirm Holdings, Inc. (a)	4,667	335,464
Autodesk, Inc. (a)	1,196	360,403
Bank of America Corp.	7,474	399,485
Baxter International, Inc.	17,012	314,212
Biogen, Inc. (a)	2,759	425,631
Blackrock, Inc.	342	370,321
Boston Scientific Corp. (a)	3,999	402,779
Bristol-Myers Squibb Co.	8,627	397,446
Charles River Laboratories International, Inc. (a)	2,509	451,796
Chemours Co.	22,799	305,279
Citigroup, Inc.	3,735	378,094
Colgate-Palmolive Co.	4,890	376,775
Dow, Inc.	16,747	399,416
Edison International	7,151	396,022
Exelon Corp.	8,941	412,359

ROCKCREEK GLOBAL EQUALITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 95.1% (CONTINUED)	Shares	Value
United States - 32.2%(c) (Continued)
Expedia Group, Inc.	1,736	$381,920
Ford Motor Co.	33,279	436,953
General Mills, Inc.	7,750	361,228
General Motors Co.	6,590	455,303
Goldman Sachs Group, Inc.	480	378,898
Hartford Insurance Group, Inc.	2,969	368,690
Hasbro, Inc.	5,194	396,354
Hershey Co.	2,023	343,161
Hilton Worldwide Holdings, Inc.	1,456	374,134
Hologic, Inc. (a)	5,767	426,239
HubSpot, Inc. (a)	742	365,005
IDEX Corp.	2,416	414,247
International Flavors & Fragrances, Inc.	6,238	392,807
Interpublic Group of Cos., Inc.	14,725	377,843
J M Smucker Co.	3,590	371,745
Johnson & Johnson	2,227	420,613
Jones Lang LaSalle, Inc. (a)	1,237	377,396
JPMorgan Chase & Co.	1,242	386,411
Keysight Technologies, Inc. (a)	2,182	399,219
Kimberly-Clark Corp.	3,128	374,453
Marriott International, Inc. - Class A	1,469	382,792
Mastercard, Inc. - Class A	664	366,521
McDonald's Corp.	1,281	382,289
Merck & Co., Inc.	4,826	414,939
Microsoft Corp.	760	393,536
Mondelez International, Inc. - Class A	6,111	351,138
Neurocrine Biosciences, Inc. (a)	2,647	379,077
New York Times Co. - Class A	6,686	381,035
Novanta, Inc. (a)	3,610	458,506
PayPal Holdings, Inc. (a)	5,733	397,125
PepsiCo, Inc.	2,751	401,894
Principal Financial Group, Inc.	4,720	396,669
Procter & Gamble Co.	2,535	381,188
Prudential Financial, Inc.	3,773	392,392
Ralph Lauren Corp.	1,261	403,091
S&P Global, Inc.	768	374,177
Science Applications International Corp.	3,825	358,441
Service Corp. International	4,749	396,589
Uber Technologies, Inc. (a)	3,946	380,789
Verizon Communications, Inc.	8,991	357,302
Vertex Pharmaceuticals, Inc. (a)	1,013	431,102
VF Corp.	25,945	364,268
Wells Fargo & Co.	4,557	396,322

ROCKCREEK GLOBAL EQUALITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 95.1% (CONTINUED)	Shares	Value
United States - 32.2%(c) (Continued)
Wendy's Co.	41,679	$355,939
WEX, Inc. (a)	2,367	345,298
Workiva, Inc. (a)	4,689	398,612
Xylem, Inc.	2,703	407,748
Yum! Brands, Inc.	2,597	358,931
Zillow Group, Inc. - Class A (a)	4,963	355,003
		25,070,858
TOTAL COMMON STOCKS (Cost $69,483,077)		74,032,713

REAL ESTATE INVESTMENT TRUSTS - 4.5%
Australia - 1.5%
GPT Group	110,102	386,133
Mirvac Group	253,669	381,744
Stockland	95,767	395,387
		1,163,264

France - 1.0%
Covivio SA/France	5,814	372,602
Unibail-Rodamco-Westfield	3,744	386,842
		759,444

Singapore - 0.5%
CapitaLand Integrated Commercial Trust	218,156	397,226

United Kingdom - 0.5%
Land Securities Group PLC	50,993	416,339

United States - 1.0%
NNN REIT, Inc.	9,285	375,671
VICI Properties, Inc.	12,346	370,257
		745,928
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,084,860)		3,482,201

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 4.03% (d)	221,026	221,026
TOTAL MONEY MARKET FUNDS (Cost $221,026)		221,026

TOTAL INVESTMENTS - 99.9% (Cost $72,788,963)		$77,735,940
Other Assets in Excess of Liabilities - 0.1%		103,360
TOTAL NET ASSETS - 100.0%		$77,839,300

Percentages are stated as a percent of net assets.

ROCKCREEK GLOBAL EQUALITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

PCL - Public Company Limited
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2025, the value of these securities total $1,784,204 or 2.3% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

ROCKCREEK GLOBAL EQUALITY ETF

Summary of Fair Value Disclosure as of October 31, 2025 (Unaudited)

RockCreek Global Equality ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$74,032,713	$—	$—	$74,032,713
Real Estate Investment Trusts	3,482,201	—	—	3,482,201
Money Market Funds	221,026	—	—	221,026
Total Investments	$77,735,940	$—	$—	$77,735,940
Refer to the Schedule of Investments for further disaggregation of investment categories.
During the fiscal period ended October 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.